Schedule of share based compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-cash compensation	$ 398	$ 304
Employees [Member]
IfrsStatementLineItems [Line Items]
Non-cash compensation	254	174
Directors And Advisors [Member]
IfrsStatementLineItems [Line Items]
Non-cash compensation	$ 144	$ 130